DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Outstanding

Debt outstanding at December 31, 2012 and 2011 was as follows:

	December 31,
	2012	2011
	(In millions)
Commercial paper ("CP")	$265.0	$30.0
Notes, 7.34%, due in installments through May 2014	30.0	45.0
Notes, 4.45%, due December 2014	275.0	275.0
Notes, 6.30%, due July 2017	272.5	272.5
Notes, 3.30%, due Dec 2022	500.0	-
Debentures, 6.90%, due July 2028	125.0	125.0
Notes, 7.00%, due July 2037	250.0	250.0
Capitalized lease obligation	2.2	1.1
Other	0.7	0.6
Total debt	1,720.4	999.2
Less short-term debt and current maturities	(283.3)	(47.2)
Less unamortized discounts	(2.3)	(1.8)
Plus fair value adjustments	12.6	15.8
Total long-term debt, net of discount	$1,447.4	$966.0

Scheduled Future Maturities of Debt

Scheduled future maturities of debt at December 31, 2012, are as follows:

Years ending December 31,	Amount
(In millions)
2013	$282.9
2014	290.0
2015	-
2016	-
2017	272.5
Thereafter	875.0
Total debt	$1,720.4